UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22789

AIP Series Trust

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400, West Conshohocken, Pennsylvania        19428-2881

(Address of principal executive offices)                                             (Zip code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610-260-7600

Date of fiscal year end:  March 31, 2015

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ 2014 First Quarter Report ¡ June 30, 2014 (unaudited)

	Shares	Value (000)

Common Stocks (34.8%)
Aerospace & Defense (1.2%)
GenCorp, Inc. (a)	3,020	$57
Lockheed Martin Corp.	378	61
Spirit AeroSystems Holdings, Inc., Class A (a)	5,010	169

		287

Banks (0.8%)
Wells Fargo & Co.	3,585	188

Biotechnology (0.1%)
Gilead Sciences, Inc. (a)	128	11
Myriad Genetics, Inc. (a)	616	24

		35

Capital Markets (4.3%)
American Capital Ltd. BDC (a)	7,328	112
Apollo Investment Corp.	4,910	42
Ares Capital Corp. BDC	1,812	32
Bank of New York Mellon Corp. (The)	1,829	69
BlackRock Kelso Capital Corp. BDC	6,271	57
Blackstone Group LP	2,014	67
Fifth Street Finance Corp. BDC	3,931	39
Gladstone Capital Corp. BDC	4,613	46
Gladstone Investment Corp. BDC	4,055	30
Harris & Harris Group, Inc. BDC (a)	991	3
Hercules Technology Growth Capital, Inc. BDC	1,790	29
ICG Group, Inc. (a)	1,123	24
KCAP Financial, Inc. BDC	4,546	39
KKR & Co., LP BDC	2,903	71
Main Street Capital Corp. BDC	1,335	44
MVC Capital, Inc. BDC	4,309	56
NGP Capital Resources Co. BDC	4,064	25
PennantPark Investment Corp. BDC	3,247	37
Prospect Capital Corp. BDC (a)	8,863	94
Safeguard Scientifics, Inc. (a)	448	9
Solar Capital Ltd. BDC	2,644	56
Triangle Capital Corp. BDC	1,322	38

		1,019

Chemicals (1.0%)
CF Industries Holdings, Inc.	108	26
Monsanto Co.	99	12
Platform Specialty Products Corp.	4,541	127
WR Grace & Co. (a)	863	82

		247

Communications Equipment (0.6%)
Juniper Networks, Inc. (a)	2,254	56
QUALCOMM, Inc.	1,001	79

		135

Diversified Consumer Services (0.9%)
H&R Block, Inc.	4,685	157

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ 2014 First Quarter Report ¡ June 30, 2014 (unaudited) (cont’d)

Sotheby’s	1,412	59

		216

Diversified Financial Services (2.0%)
Compass Diversified Holdings	1,568	29
McGraw Hill Financial, Inc.	1,702	141
Moody’s Corp.	3,586	314

		484

Electric Utilities (1.7%)
Brookfield Infrastructure Partners LP (Canada)	1,010	42
ITC Holdings Corp.	2,680	98
Northeast Utilities	2,980	141
Pepco Holdings, Inc.	2,023	56
UIL Holdings Corp.	1,771	68

		405

Electrical Equipment (0.6%)
Babcock & Wilcox Co. (The)	4,409	143

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	955	72
Walgreen Co.	2,831	210

		282

Gas Utilities (0.6%)
AGL Resources, Inc.	146	8
Laclede Group, Inc. (The)	717	35
Northwest Natural Gas Co.	566	27
Piedmont Natural Gas Co., Inc.	1,150	43
Southwest Gas Corp.	333	18
WGL Holdings, Inc.	268	11

		142

Health Care Providers & Services (0.4%)
Aetna, Inc.	210	17
DaVita HealthCare Partners, Inc. (a)	439	32
Humana, Inc.	96	12
McKesson Corp.	130	24

		85

Information Technology Services (0.9%)
FleetCor Technologies, Inc. (a)	178	24
InterXion Holding (Netherlands) (a)	3,301	90
Mastercard, Inc., Class A	1,028	76
Visa, Inc., Class A	139	29

		219

Insurance (0.3%)
Ambac Financial Group, Inc. (a)	1,958	54
American International Group, Inc.	207	11

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ 2014 First Quarter Report ¡ June 30, 2014 (unaudited) (cont’d)

MetLife, Inc.	238	13

		78

Internet & Catalog Retail (0.4%)
Vipshop Holdings Ltd. ADR (China) (a)	468	88

Internet Software & Services (1.9%)
Baidu, Inc. ADR (China) (a)	1,389	259
Facebook, Inc., Class A (a)	694	47
IAC/InterActiveCorp	213	15
Rackspace Hosting, Inc. (a)	3,063	103
Yahoo!, Inc. (a)	719	25

		449

Machinery (0.1%)
Allison Transmission Holdings, Inc.	773	24

Media (2.7%)
CBS Corp., Class B	1,035	64
Charter Communications, Inc., Class A (a)	778	123
Comcast Corp., Class A	297	16
Liberty Global PLC Series C (a)	2,326	99
Liberty Media Corp., Class A (a)	673	92
Twenty-First Century Fox, Inc.	4,523	159
Walt Disney Co. (The)	1,092	94

		647

Metals & Mining (0.2%)
Alcoa, Inc.	1,394	21
Barrick Gold Corp. (Canada)	838	15

		36

Multi-line Retail (0.3%)
Dollar General Corp. (a)	1,353	78

Multi-Utilities (1.5%)
CenterPoint Energy, Inc.	1,762	45
Consolidated Edison, Inc.	2,303	133
NiSource, Inc.	486	19
NorthWestern Corp.	849	45
PG&E Corp.	1,600	77
Sempra Energy	327	34

		353

Oil, Gas & Consumable Fuels (3.2%)
Cheniere Energy, Inc. (a)	1,420	102
Enbridge, Inc. (Canada)	1,436	68
EnLink Midstream Partners LP	193	6
Hess Corp.	617	61
Kinder Morgan, Inc.	524	19
ONEOK, Inc.	617	42
Pembina Pipeline Corp. (a)	568	24
Spectra Energy Corp.	2,275	97

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ 2014 First Quarter Report ¡ June 30, 2014 (unaudited) (cont’d)

TransCanada Corp.	1,721	82
Williams Cos., Inc. (The)	4,329	252

		753

Pharmaceuticals (1.6%)
Actavis plc (a)	111	25
Endo International PLC (a)	1,828	128
Teva Pharmaceutical Industries Ltd. ADR (Israel)	340	18
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,733	218

		389

Real Estate Investment Trusts (REITs) (1.8%)
American Tower Corp. REIT	1,284	115
Apartment Investment & Management Co., Class A REIT	3,573	115
Crown Castle International Corp.	1,382	103
NorthStar Realty Finance Corp. REIT	4,773	83

		416

Software (1.5%)
Autodesk, Inc. (a)	1,280	72
Microsoft Corp.	3,962	165
Symantec Corp.	5,067	116

		353

Specialty Retail (0.2%)
Office Depot, Inc. (a)	10,412	59

Tech Hardware, Storage & Peripherals (0.5%)
Hewlett-Packard Co.	1,680	57
NCR Corp. (a)	1,718	60

		117

Textiles, Apparel & Luxury Goods (0.2%)
Carter’s, Inc.	767	53

Thrifts & Mortgage Finance (0.3%)
Home Loan Servicing Solutions Ltd.	589	13
Ocwen Financial Corp. (a)	1,752	65

		78

Water Utilities (1.4%)
American States Water Co.	1,627	54
American Water Works Co., Inc.	3,314	164
Aqua America, Inc.	3,138	82
California Water Service Group	887	22

		322

Wireless Telecommunication Services (0.4%)
SBA Communications Corp., Class A (a)	915	94

Total Common Stocks (Cost $7,669)		8,274

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ 2014 First Quarter Report ¡ June 30, 2014 (unaudited) (cont’d)

Investment Companies/Mutual Funds (62.9%)
AQR Managed Futures Strategy Fund	78,650	790
BlackRock Global Long/Short Credit Fund	31	—@
BlackRock High Yield Portfolio	195,171	1,647
Burnham Financial Long/Short Fund	96,352	1,398
DWS RREEF Real Estate Securities Fund	54,691	1,246
Eaton Vance Floating-Rate Advantaged Fund	61,636	687
Franklin Convertible Securities Fund	87,416	1,699
Gotham Absolute Return Fund	84,494	1,147
HSBC Frontier Markets Fund	61,718	924
Kayne Anderson Energy Development Co. l	977	33
MainStay Marketfield Fund	34,939	624
RBC BlueBay Emerging Market Corporate Bond Fund	69,561	710
Robeco Boston Partners Long/Short Research Fund	94,514	1,408
TCW Emerging Markets Local Currency Income Fund	97,197	984
TCW Total Return Bond Fund	67,063	689
Templeton Frontier Markets Fund	48,851	931

Total Investment Companies/Mutual Funds (Cost $14,341)		14,917

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $179)	178,565	179

Total Investments (98.5%) (Cost $22,189) (c)+		23,370

Other Assets in Excess of Liabilities (1.5%)		351

Net Assets (100.0%)		$23,721

(a)	Non-income producing security.
(b)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(c)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and a swap agreement.
+	At June 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $22,189,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,181,000 of which approximately $1,215,000 related to appreciated securities and approximately $34,000 related to depreciated securities.
ADR	American Depositary Receipt.
BDC	Business Development Company.
REIT	Real Estate Investment Trust.
@	Value is less than $500.

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ 2014 First Quarter Report ¡ June 30, 2014 (unaudited) (cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	CHF	75	$84	9/18/14	USD	83	$83	$(1)
JPMorgan Chase Bank NA	JPY	5,526	54	9/18/14	USD	54	54	(—@ )
JPMorgan Chase Bank NA	USD	54	54	9/18/14	AUD	58	54	—@
JPMorgan Chase Bank NA	USD	38	38	9/18/14	NOK	227	37	(1)
JPMorgan Chase Bank NA	USD	60	60	9/18/14	NZD	70	61	1
State Street Bank and Trust Co.	CHF	83	94	9/18/14	USD	93	93	(1)
State Street Bank and Trust Co.	JPY	8,151	81	9/18/14	USD	80	80	(1)
State Street Bank and Trust Co.	USD	80	80	9/18/14	AUD	86	81	1
State Street Bank and Trust Co.	USD	95	95	9/18/14	NOK	573	93	(2)
State Street Bank and Trust Co.	USD	97	97	9/18/14	NZD	113	98	1

			$737				$734	$(3)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CBOE VIX	5	$71	Sep-14	$(18)
CBOE VIX	6	90	Oct-14	(11)
CBOE VIX	6	94	Nov-14	(5)
CBOE VIX	2	32	Dec-14	(1)
Goldman Sachs	8	1,320	Jul-14	(3)
Russell 1000 Value	4	397	Sep-14	5

Short:
CBOE VIX	8	(100)	Jul-14	7
CBOE VIX	3	(40)	Aug-14	1
Russell 1000 Growth	4	(363)	Sep-14	(5)
S&P 500 E-Mini Future	50	(4,881)	Sep-14	(48)

				$(78)

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments ¡ 2014 First Quarter Report ¡ June 30, 2014 (unaudited) (cont’d)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2014:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Depreciation (000)
Bank of America NA	Merrill Lynch Custom Airline Index	$875	3 Month USD LIBOR minus 0.50%	Pay	6/22/15	$(12)
Bank of America NA	Merrill Lynch Custom Airline Index	887	3 Month USD LIBOR minus 0.50%	Pay	7/3/15	—
Societe Generale	Societe Generale Quant Merger Arbitrage Index	800	3 Month USD LIBOR plus 0.35%	Receive	5/22/15	(3)

						$(15)

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CHF	—	Swiss Franc
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar

AIP Series Trust

Notes to the Portfolio of Investments ¡ June 30, 2014 (unaudited)

Security Valuation: (1) Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange (“NYSE”) on valuation date; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Trustees determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined in good faith under procedures adopted by the Trustees.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Assets:
Common Stocks
Aerospace & Defense	$287	$—	$—	$287
Banks	188	—	—	188
Biotechnology	35	—	—	35
Capital Markets	1,019	—	—	1,019
Chemicals	247	—	—	247
Communications Equipment	135	—	—	135
Diversified Consumer Services	216	—	—	216
Diversified Financial Services	484	—	—	484
Electric Utilities	405	—	—	405
Electrical Equipment	143	—	—	143
Food & Staples Retailing	282	—	—	282
Gas Utilities	142	—	—	142
Health Care Providers & Services	85	—	—	85
Information Technology Services	219	—	—	219
Insurance	78	—	—	78
Internet & Catalog Retail	88	—	—	88
Internet Software & Services	449	—	—	449
Machinery	24	—	—	24
Media	647	—	—	647
Metals & Mining	36	—	—	36
Multi-Utilities	353	—	—	353
Multi-line Retail	78	—	—	78
Oil, Gas & Consumable Fuels	753	—	—	753
Pharmaceuticals	389	—	—	389
Real Estate Investment Trusts (REITs)	416	—	—	416
Software	353	—	—	353
Specialty Retail	59	—	—	59
Tech Hardware, Storage & Peripherals	117	—	—	117
Textiles, Apparel & Luxury Goods	53	—	—	53
Thrifts & Mortgage Finance	78	—	—	78
Water Utilities	322	—	—	322
Wireless Telecommunication Services	94	—	—	94
Total Common Stocks	8,274	—	—	8,274
Investment Companies/Mutual Funds	14,917	—	—	14,917
Short-Term Investment
Investment Company	179	—	—	179
Foreign Currency Forward Exchange Contracts	—	3	—	3
Futures Contracts	13	—	—	13
Total Assets	23,383	3	—	23,386
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(6)	—	(6)
Futures Contracts	(91)	—	—	(91)
Total Return Swap Agreements	—	(15)	—	(15)
Total Liabilities	(91)	(21)	—	(112)
Total	$23,292	$(18)	$—	$23,274

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP Series Trust

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

August 19, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 19, 2014